As filed with the Securities and Exchange Commission on May 15, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 55.9%

Basic Materials — 2.5%
Chemicals — 2.5%
FMC Corp.	31,300	$1,791,925
MPM Holdings, Inc. (a)(b)^*	34,576	921,450
		2,713,375
Total Basic Materials (Cost $3,019,120)		2,713,375

Communications — 8.4%
Internet — 4.0%
30DC, Inc. (a)●	50,000	1,550
eBay, Inc. (a)	36,400	2,099,552
FTD Cos., Inc. (a)	64,900	1,943,106
Unwired Planet, Inc. (a)	428,372	244,943
		4,289,151
Media — 3.0%
The Dolan Co. (a)^*	500,000	0
Liberty Broadband Corp. Class A (a)	15,000	847,200
Liberty Broadband Corp. Class C (a)(b)	13,501	764,157
Tribune Media Co. Class A	26,200	1,593,222
		3,204,579
Telecommunications — 1.4%
Juniper Networks, Inc.	70,000	1,580,600
Total Communications (Cost $9,461,793)		9,074,330

Consumer, Cyclical — 1.6%
Auto Parts & Equipment — 0.5%
Exide Subscription Fee (a)^	1	513,779
Entertainment — 1.1%
International Game Technology	70,000	1,218,700
Lodging — 0.0%
Trump Entertainment Resorts, Inc. (a)^*	8,949	0
Trump Entertainment Resorts, Inc. (a)^*	135	0
		0
Total Consumer, Cyclical (Cost $1,747,217)		1,732,479

Consumer, Non-cyclical — 13.5%
Commercial Services — 4.8%
Aaron's, Inc. (b)	58,000	1,641,980
Hertz Global Holdings, Inc. (a)	81,500	1,766,920
Sotheby's	42,300	1,787,598
		5,196,498
Food — 3.5%
Dean Foods Co.	102,200	1,689,366
Mondelez International, Inc.	56,900	2,053,521
		3,742,887
Healthcare-Products — 0.0%
Synovis Life Technologies, Inc. (a)^	43,000	29,240
Pharmaceuticals — 5.2%
AbbVie, Inc.	32,700	1,914,258
INYX, Inc. (a)	167,850	755
Pfizer, Inc.	105,000	3,652,950
Savient Pharmaceuticals, Inc. (a)^*#	1,000	0
		5,567,963
Total Consumer, Non-cyclical (Cost $13,272,505)		14,536,588

Diversified — 1.8%
Holding Companies-Diversified — 1.8%
AR Capital Acquisition Corp. (a)	96,800	963,160
Boulevard Acquisition Corp. (a)●	100,000	1,018,000
Stoneleigh Partners Acquisition Corp. (a)^*	400	0
		1,981,160
Total Diversified (Cost $1,973,500)		1,981,160

Energy — 4.7%
Oil & Gas — 3.3%
Chesapeake Energy Corp. (b)	90,800	1,285,728
Hess Corp.	20,000	1,357,400
Southwestern Energy Co. (a)(b)	40,400	936,876
		3,580,004
Oil & Gas Services — 1.4%
Halliburton Co.	33,300	1,461,204
Total Energy (Cost $5,224,166)		5,041,208

Financial — 2.2%
Diversified Financial Services — 1.1%
GFI Group Inc.	200,000	1,186,000
Insurance — 1.1%
Ambac Financial Group, Inc. (a)	47,200	1,142,240
Real Estate — 0.0%
Safeway Casa Ley CVR (a)^*	47,000	4,230
Safeway PDC LLC CVR (a)^*	47,000	4,230
		8,460
Total Financial (Cost $2,339,624)		2,336,700

Healthcare — 1.1%
Healthcare-Services — 1.1%
Diagnostic Services Holdings, Inc. (a)^	10,221	1,136,454
Total Healthcare (Cost $735,000)		1,136,454

Industrial — 7.9%
Aerospace & Defense — 2.3%
API Technologies Corp. (a)	1,189,142	2,461,524
Electronics — 1.5%
IEC Electronics Corp. (a)(b)	427,329	1,593,937
Machinery-Diversified — 1.5%
The Babcock & Wilcox Co.	51,000	1,636,590
Miscellaneous Manufacturing — 2.6%
LSB Industries, Inc. (a)	68,000	2,810,440
Total Industrial (Cost $9,250,551)		8,502,491

Technology — 12.2%
Computers — 8.0%
Computer Horizons Corp. (a)^*	65,000	0
Computer Sciences Corp. (b)	29,300	1,912,704
EMC Corp.	84,000	2,147,040
Hewlett-Packard Co.	66,400	2,069,024
NCR Corp. (a)	83,400	2,461,134
		8,589,902
Semiconductors — 1.6%
Cypress Semiconductor Corp. (b)	122,849	1,733,399
Software — 2.6%
Allscripts Healthcare Solutions, Inc. (a)	100,000	1,196,000
Contra Softbrands, Inc. (a)^*	5,000	0
Microsoft Corp. (b)	38,700	1,573,349
		2,769,349
Total Technology (Cost $13,210,926)		13,092,650
Total Domestic Common Stocks
(Cost $60,234,402)		60,147,435

Foreign Common Stocks — 12.0%

Austria — 1.1%
Real Estate — 1.1%
CA Immobilien Anlagen AG	65,000	1,220,296
Total Austria (Cost $1,223,787)		1,220,296

Bermuda — 1.1%
Real Estate — 1.1%
Brookfield Property Partners LP (b)	47,000	1,139,750
Total Bermuda (Cost $925,135)		1,139,750

Canada — 0.0%
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)^*#	109,444	0
Total Canada (Cost $62,052)		0

Germany — 1.5%
Hand/Machine Tools — 0.9%
DMG MORI SEIKI AG	30,000	987,075
Pharmaceuticals — 0.6%
Celesio AG	19,996	591,267
Total Germany (Cost $1,623,564)		1,578,342

Jersey — 1.6%
Media — 1.6%
UBM PLC	216,000	1,694,985
Total Jersey (Cost $1,777,220)		1,694,985

Marshall Islands — 1.4%
Transportation — 1.4%
Genco Shipping & Trading Ltd. (a)	28,000	243,600
Scorpio Tankers, Inc. (b)	130,000	1,224,600
		1,468,200
Total Marshall Islands (Cost $1,794,721)		1,468,200

Sweden — 1.3%
Auto Manufacturers — 1.3%
Volvo AB Class B	120,000	1,453,296
Total Sweden (Cost $1,346,293)		1,453,296

United Kingdom — 4.0%
Pharmaceuticals — 1.9%
GlaxoSmithKline PLC - ADR (b)	44,700	2,062,905
Retail — 0.3%
Punch Taverns PLC (a)	199,999	311,511
Telecommunications — 1.8%
Vodafone Group PLC - ADR	59,600	1,947,728
Total United Kingdom (Cost $4,810,872)		4,322,144
Total Foreign Common Stocks
(Cost $13,563,644)		12,877,013

Preferred Stocks — 1.1%
Diagnostic Services Holdings, Inc., 0.00% (a)^*	613	613,000
Federal Home Loan Mortgage Corp., 0.00%, Series G (a)▲	3,000	18,000
Federal Home Loan Mortgage Corp., 0.00%, Series M (a)^	9,500	57,950
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a)^▲	1,000	5,850
Federal Home Loan Mortgage Corp., 0.00%, Series S (a)▲	25,000	161,500
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)^	4,500	30,150
GeoMet, Inc., 9.60% - Convertible Series A (a)^	3	8
MBIA Insurance Corp., 4.71% (a)^*#	10	220,000
Southwestern Energy Co., 6.25% - Convertible Series B (a)	1,700	85,663
		1,192,121
Total Preferred Stocks
(Cost $1,749,314)		1,192,121

Real Estate Investment Trusts — 3.0%
Brookfield DTLA Fund Office Trust Investor, Inc., 7.625%, Series A - Preferred (a)	40,000	994,800
Crown Castle International Corp.	26,700	2,203,818
		3,198,618
Total Real Estate Investment Trusts
(Cost $3,271,046)		3,198,618

Rights — 0.0%

Petrocorp, Inc. Escrow (a)^*	200	0
Total Rights
(Cost $0)		0

Structured Notes — 4.6%

Bloomberg Gold Subindex Stub Structured Note, Expiration: 01/29/2016 (a)^	17,000	1,834,470
Heineken Holding NV Stub Structured Note, Expiration: 12/10/2015 (a)●	408	1,664,585
SoftBank Corp. Stub Structured Note, Expiration: 11/05/2015 (a)●	31,900	1,465,167
		4,964,222
Total Structured Notes
(Cost $4,627,186)		4,964,222

	Par
	Value
Asset Backed Securities — 0.4%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 0.96%, 06/25/2030 ▲●	$11,495	10,413
Citigroup Mortgage Loan Trust, Inc.
Class M3, Series 2005-OPT1, 0.88%, 02/25/2035 ▲●	244,774	200,354
Countrywide Asset-Backed Certificates
Class A1, Series 2006-SD4, 0.51%, 12/25/2036 #▲●	99,018	67,227
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲●	43,778	70,349
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.41%, 04/15/2035 ▲●	28,323	24,381
		372,724
Total Asset Backed Securities
(Cost $351,750)		372,724

Convertible Bonds — 1.8%

Austria — 1.1%
Conwert Immobilien Invest SE, 5.25%, 02/01/2016 ●	€1,000,000	1,201,587
Total Austria (Cost $1,295,611)		1,201,587

Belgium — 0.4%
BNP Paribas Fortis SA, 2.03%, 12/29/2049 ▲●	500,000	380,368
Total Belgium (Cost $553,202)		380,368

Finland — 0.0%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 ^*+	12,900,000	34,677
Total Finland (Cost $1,141,281)		34,677

Luxembourg — 0.2%
The Bank of New York Mellon Luxembourg SA, 4.32%, 12/30/2099 ▲●	500,000	185,480
Total Luxembourg (Cost $301,609)		185,480

United States — 0.1%
U.S. Concrete, Inc., 9.50%, 08/31/2015 ^*+#	$100,000	100,000
Total United States (Cost $100,000)		100,000
Total Convertible Bonds
(Cost $3,391,703)		1,902,112

Corporate Bonds — 7.3%

Communications — 1.6%
Telecommunications — 1.6%
NII Capital Corp., 7.625%, 04/01/2021 +●	1,000,000	305,000
NII Capital Corp., 10.00%, 08/15/2016 +●	1,000,000	480,000
NII International Telecom SCA, 11.375%, 08/15/2019 +#●	1,000,000	950,000
		1,735,000
Total Communications (Cost $1,455,000)		1,735,000

Consumer, Cyclical — 0.0%
Auto Parts & Equipment — 0.0%
Exide Technologies, 8.625%, 02/01/2018 ^+	1,000,000	15,000
Total Consumer, Cyclical (Cost $583,750)		15,000

Energy — 3.1%
Oil & Gas — 3.1%
Gastar Exploration, Inc., 8.625%, 05/15/2018 ●	1,000,000	930,000
Halcon Resources Corp., 9.25%, 02/15/2022 ●	1,000,000	690,000
Ithaca Energy, Inc., 8.125%, 07/01/2019 (b)#●	1,000,000	792,500
Kosmos Energy Ltd., 7.875%, 08/01/2021 #●	1,000,000	922,500
OGX Debenture, 0.00%, 04/11/2015 ^*+	132,000	40,346
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/2018 ^*+	3,500,000	735
		3,376,081
Total Energy (Cost $4,021,024)		3,376,081

Financial — 2.1%
Banks — 0.1%
Biz Finance PLC, 8.375%, 04/27/2015 *●	300,000	150,000
Diversified Financial Services — 1.8%
DEPFA Funding II LP, 6.50%, 10/29/2049 ●	€1,000,000	626,868
DEPFA Funding III LP, 1.72%, 06/29/2049 ▲●	1,000,000	604,611
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 ^*+#	$5,000,000	50,000
Lehman Brothers Holdings, Inc., 4.55%, 07/08/2014 +▲●	110,000	15,675
Lehman Brothers Holdings, Inc., 5.32%, 02/17/2015 +▲●	130,000	18,362
Lehman Brothers Holdings, Inc., 5.50%, 02/27/2020 +●	100,000	14,125
Lehman Brothers Holdings, Inc., 7.00%, 01/28/2020 +▲●	100,000	14,125
Lehman Brothers Holdings, Inc., 8.25%, 09/23/2020 +▲●	100,000	14,125
Lehman Brothers Holdings, Inc., 8.75%, 02/14/2023 +▲●	200,000	28,250
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049 ^*#▲	1,000,000	520,000
		1,906,141
Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/2020 ^#	221,329	197,809
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 ^*+	25,000	0
Total Financial (Cost $2,743,686)		2,253,950

Industrial — 0.5%
Transportation — 0.5%
Overseas Shipholding Group, Inc., 8.125%, 03/30/2018 ●	500,000	495,625
Total Industrial (Cost $575,925)		495,625
Total Corporate Bonds
(Cost $9,379,385)		7,875,656

Mortgage Backed Securities — 0.4%

Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.34%, 06/25/2046 ●	70,049	67,556
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.75%, 06/25/2035 ●	628,584	403,350
		470,906
Total Mortgage Backed Securities
(Cost $551,599)		470,906

Municipal Bonds — 0.7%

City of Detroit MI Sewage Disposal System Revenue, Second Lien,
Series Series A, 4.50%, 07/01/2035 ●	355,000	355,451
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series Series A, 4.50%, 07/01/2035 ●	75,000	75,136
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series Series A, 5.00%, 07/01/2036 ●	200,000	211,282
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series Series C, 5.00%, 07/01/2041 ●	95,000	100,090
		741,959
Total Municipal Bonds
(Cost $708,418)		741,959

Commercial Paper — 0.4%

Ukraine Government International Bond, 6.875%, 09/23/2015 *●	1,000,000	443,600
Total Commercial Paper
(Cost $511,000)		443,600

Term Loan — 0.5%

Diagnostic Services Holdings, Inc., 14.50%, 05/05/2016 ^*	511,054	511,054
Total Term Loan
(Cost $511,054)		511,054

Escrow Notes — 0.0% (a)

Mirant Corp. ^*	20,000	0
NewPage Corp. ^*	300,000	0
		0
Total Escrow Notes
(Cost $198,770)		0

	Number
	of Contracts
Purchased Options — 0.5% (a)

Put Options — 0.5%
CurrencyShares Euro Trust, Expiration: June, 2015
Exercise Price: $106.00	225	57,375
CurrencyShares Euro Trust, Expiration: June, 2015
Exercise Price: $123.00 ●	244	422,730
Cypress Semiconductor Corp., Expiration: April, 2015
Exercise Price: $14.00	1,228	67,540
Total Put Options (Cost $221,531)		547,645
Total Purchased Options
(Cost $221,531)		547,645

	Number
	of Shares
Investments Purchased with Proceeds from Securities Lending — 8.6%

Money Market Funds — 8.6%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.22% (c)(d)	9,294,506	9,294,506
Total Investments Purchased with Proceeds from Securities Lending
(Cost $9,294,506)		9,294,506
Total Investments
(Cost $108,565,308) — 97.2%		104,539,571
Other Assets in Excess of Liabilities, Net 2.8%		2,987,968
Total Net Assets — 100.0%		$107,527,539

Schedule of Securities Sold Short (a)

Common Stocks

Charter Communications, Inc.	7,937	1,532,714
Total Common Stocks
(Proceeds $1,351,494)		1,532,714

Real Estate Investment Trusts

General Growth Properties, Inc.	17,400	514,170
Total Real Estate Investment Trusts
(Proceeds $370,797)		514,170
Total Securities Sold Short (Proceeds $1,722,291)		$2,046,884

	Number
	of Contracts
Written Options (a)

Call Options
Abbvie, Inc., Expiration: April, 2015
Exercise Price: $57.50	72	12,528
Allscripts Healthcare Solutions, Inc., Expiration: April, 2015
Exercise Price: $12.20 ^	1,000	18,000
Computer Sciences Corp., Expiration: April, 2015
Exercise Price: $65.00 ●	115	20,988
Crown Castle International Corp., Expiration: April, 2015
Exercise Price: $82.50	48	6,240
CurrencyShares Euro Trust, Expiration: June, 2015
Exercise Price: $106.00	225	50,175
CurrencyShares Euro Trust, Expiration: June, 2015
Exercise Price: $123.00 ●	244	732
Cypress Semiconductor Corp., Expiration: April, 2015
Exercise Price: $14.00	1,228	88,416
EMC Corp., Expiration: April, 2015
Exercise Price: $25.00	200	15,200
EMC Corp., Expiration: April, 2015
Exercise Price: $26.50	640	7,680
eBay, Inc., Expiration: April, 2015
Exercise Price: $55.00	75	26,325
Halliburton Co., Expiration: April, 2015
Exercise Price: $43.00	233	35,183
Hewlett Packard Co., Expiration: April, 2015
Exercise Price: $30.50	164	16,400
Hewlett Packard Co., Expiration: April, 2015
Exercise Price: $33.50	500	2,500

LSB Industries, Inc., Expiration: April, 2015
Exercise Price: $40.00 ●	250	43,125
Microsoft Corp., Expiration: April, 2015
Exercise Price: $41.00	97	5,238
NCR Corp., Expiration: April, 2015
Exercise Price: $28.00 ●	150	26,625
NCR Corp., Expiration: April, 2015
Exercise Price: $30.00 ●	120	6,600
Total Call Options (Premiums Received $638,732)		381,955
Put Options
Bob Evans Farms, Inc., Expiration: May, 2015
Exercise Price: $40.00 ●	425	8,500
Total Put Options (Premiums Received $9,554)		8,500
Total Written Options (Premiums Received $648,286)		$390,455

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $6,822,432 representing 6.4% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $3,613,322, representing 3.4% of net assets.
+	Defaulted - Non-income producing.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 92.2%

Belgium — 1.5%
Anheuser-Busch InBev NV - ADR	1,095	$133,491
Total Belgium (Cost $122,268)		133,491

Bermuda — 0.7%
Arch Capital Group Ltd. (a)	1,020	62,832
Total Bermuda (Cost $49,822)		62,832

Canada — 1.1%
Valeant Pharmaceuticals International, Inc. (a)	480	95,338
Total Canada (Cost $98,001)		95,338

Cayman Islands — 0.7%
Vipshop Holdings Ltd. - ADR (a)(b)	1,935	56,966
Total Cayman Islands (Cost $37,335)		56,966

France — 0.9%
Sanofi - ADR	1,570	77,621
Total France (Cost $76,699)		77,621

Germany — 2.3%
Adidas AG - ADR	340	13,447
Bayerische Motoren Werke AG - ADR	4,590	190,324
		203,771
Total Germany (Cost $162,021)		203,771

India — 2.2%
HDFC Bank Ltd. - ADR (b)	1,867	109,948
Tata Motors Ltd. - ADR	1,835	82,685
		192,633
Total India (Cost $172,361)		192,633

Ireland — 4.1%
Actavis PLC (a)(b)	500	148,810
Alkermes PLC (a)	1,245	75,908
Jazz Pharmaceuticals PLC (a)(b)	740	127,865
		352,583
Total Ireland (Cost $297,019)		352,583

Japan — 1.4%
Sony Corp. - SP-ADR (a)	4,595	123,054
Total Japan (Cost $123,385)		123,054

Jersey — 1.2%
Shire PLC - ADR	450	107,680
Total Jersey (Cost $94,874)		107,680

Netherlands — 1.8%
NXP Semiconductor NV (a)	1,560	156,562
Total Netherlands (Cost $93,479)		156,562

Switzerland — 6.6%
ACE Ltd.	1,120	124,869
Novartis AG - ADR	1,855	182,922
Roche Holdings Ltd. - ADR	7,885	271,086
		578,877
Total Switzerland (Cost $476,532)		578,877

United Kingdom — 5.3%
AstraZeneca PLC - SP-ADR	1,250	85,537
InterContinental Hotels Group PLC - ADR	1,609	63,008
Liberty Global PLC Class C (a)	3,735	186,040
Prudential PLC - ADR	2,485	123,952
		458,537
Total United Kingdom (Cost $378,487)		458,537

United States — 62.4%
Abbott Laboratories	2,289	106,049
AbbVie, Inc.	1,830	107,128
Adobe Systems Inc. (a)	2,685	198,529
Aetna, Inc.	1,066	113,561
Amazon.com, Inc. (a)	410	152,561
American Airlines Group, Inc.	4,166	219,860
Amgen, Inc.	2,115	338,083
AMR Corp. Escrow (a)*^	7,600	15,808
Anadarko Petroleum Corp.	788	65,254
Apple Inc.	1,445	179,801
Biogen Idec, Inc. (a)	830	350,459
Bristol-Myers Squibb Co.	1,850	119,325
CBS Corp. Class B	2,075	125,807
Celgene Corp. (a)(b)	1,065	122,773
Delta Air Lines, Inc.	3,812	171,388
Eli Lilly & Company	3,526	256,164
Facebook, Inc. Class A (a)	1,868	153,578
FedEx Corp.	1,180	195,231
Gilead Sciences, Inc. (a)	1,744	171,139
The Goldman Sachs Group, Inc.	825	155,075
Google, Inc. Class A (a)	73	40,493
Google, Inc. Class C (a)(b)	78	42,744
Harman International Industries, Inc.	615	82,182
HCA Holdings, Inc. (a)	1,604	120,669
Honeywell International, Inc.	1,005	104,832
Illumina, Inc. (a)	605	112,312
Intuit Inc.	1,060	102,778
Mastercard, Inc. Class A	1,810	156,366
Mead Johnson Nutrition Co.	1,730	173,917
Micron Technology, Inc. (a)(b)	985	26,723
Monsanto Co.	945	106,350
Morgan Stanley	2,920	104,215
Newfield Exploration Co. (a)	1,605	56,319
NIKE, Inc. Class B	1,214	121,801
Palo Alto Networks, Inc. (a)	485	70,849
Receptos, Inc. (a)	530	87,392
Regeneron Pharmaceuticals, Inc. (a)(b)	266	120,094
Time Warner, Inc.	1,645	138,904
Tyson Foods, Inc. Class A (b)	2,270	86,941
Vertex Pharmaceuticals, Inc. (a)	655	77,270
Visa, Inc. Class A (b)	2,860	187,073
		5,437,797
Total United States (Cost $4,773,909)		5,437,797
Total Common Stocks
Cost ($6,956,192)		8,037,742

Exchange-Traded Funds — 4.4%

iShares China Large-Cap (b)	3,200	142,240
ProShares UltraShort Euro (a)(b)	5,080	136,906
ProShares UltraShort Yen (a)	1,205	107,136
		386,282
Total Exchange-Traded Funds
Cost ($336,163)		386,282

Investments Purchased with Proceeds from Securities Lending — 13.9%

Money Market Funds — 13.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.22% (c)(d)	1,209,573	1,209,573
Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,209,573)		1,209,573
Total Investments
(Cost $8,501,928) — 110.5%		9,633,597
Liabilities in Excess of Other Assets, Net (10.5)%		(913,193)
Total Net Assets — 100.0%		$8,720,404

ADR	- American Depositary Receipt
SP-ADR	- Sponsored American Depositary Reciept
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $15,808, representing
0.2% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $15,808, representing 0.2% of net assets.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 81.1%

Basic Materials — 2.7%
Chemicals — 2.7%
Axiall Corp.	3,850	$180,719
FMC Corp.	1,320	75,570
		256,289
Total Basic Materials (Cost $203,293)		256,289

Communications — 3.4%
Internet — 1.5%
F5 Networks, Inc. (a)(b)	1,199	137,813
Telecommunications — 1.9%
JDS Uniphase Corp. (a)	13,790	180,925
Total Communications (Cost $295,174)		318,738

Consumer, Cyclical — 16.4%
Airlines — 2.0%
Southwest Airlines Co.	4,324	191,553
Apparel — 1.4%
Ralph Lauren Corp.	1,017	133,735
Distribution & Wholesale — 1.5%
LKQ Corp. (a)(b)	5,645	144,286
Home Furnishings — 3.8%
Harman International Industries, Inc.	1,300	173,719
Whirlpool Corp.	888	179,429
		353,148
Retail — 7.7%
Best Buy Co., Inc.	2,995	113,181
Dick's Sporting Goods, Inc. (b)	2,439	138,999
Foot Locker, Inc.	1,660	104,580
Nordstrom, Inc.	1,811	145,459
Urban Outfitters, Inc. (a)(b)	4,863	221,996
		724,215
Total Consumer, Cyclical (Cost $1,094,520)		1,546,937

Consumer, Non-cyclical — 10.7%
Commercial Services — 1.5%
United Rentals, Inc. (a)	1,542	140,569
Food — 3.7%
Ingredion Inc.	2,311	179,842
Tyson Foods, Inc. Class A (b)	4,462	170,895
		350,737
Healthcare-Products — 3.4%
Hospira, Inc. (a)	2,110	185,342
Zimmer Holdings, Inc.	1,196	140,554
		325,896
Healthcare-Services — 2.1%
Brookdale Senior Living Inc. (a)(b)	5,138	194,011
Total Consumer, Non-cyclical (Cost $826,127)		1,011,213

Energy — 2.6%
Oil & Gas — 2.6%
Atwood Oceanics, Inc. (b)	2,515	70,697
Denbury Resources, Inc. (b)	13,664	99,611
Helmerich & Payne, Inc.	1,081	73,584
		243,892
Total Energy (Cost $366,465)		243,892

Financial — 14.6%
Banks — 8.2%
Citizens Financial Group, Inc.	6,163	148,713
Huntington Bancshares, Inc.	16,703	184,568
Keycorp	11,867	168,037
PacWest Bancorp (b)	3,046	142,827
Regions Financial Corp.	13,936	131,695
		775,840
Insurance — 6.4%
Lincoln National Corp.	3,477	199,788
Reinsurance Group of America, Inc. Class A	2,474	230,552
Torchmark Corp. (b)	3,127	171,735
		602,075
Total Financial (Cost $981,658)		1,377,915

Industrial — 14.6%
Aerospace & Defense — 1.0%
Teledyne Technologies Inc. (a)	908	96,911
Electronics — 4.1%
Gentex Corp.	10,671	195,279
Woodward, Inc.	3,724	189,961
		385,240
Engineering & Construction — 1.7%
Fluor Corp.	2,721	155,532
Hand & Machine Tools — 1.4%
Regal-Beloit Corp.	1,675	133,866
Machinery-Diversified — 3.5%
AGCO Corp. (b)	2,917	138,966
Roper Industries, Inc. (b)	1,104	189,888
		328,854
Miscellaneous Manufacturing — 2.9%
Carlisle Companies Inc.	1,302	120,604
Trinity Industries, Inc. (b)	4,294	152,480
		273,084
Total Industrial (Cost $1,152,096)		1,373,487

Technology — 7.8%
Computers — 4.4%
Cadence Design Systems, Inc. (a)(b)	7,357	135,663
NCR Corp. (a)	4,165	122,909
NetApp, Inc.	4,423	156,840
		415,412
Semiconductors — 3.4%
Teradyne, Inc.	9,020	170,027
Xilinx, Inc. (b)	3,605	152,491
		322,518
Total Technology (Cost $713,543)		737,930

Utilities — 8.3%
Electric — 3.3%
Westar Energy, Inc. (b)	4,662	180,699
Xcel Energy, Inc.	3,765	131,060
		311,759
Gas — 5.0%
Centerpoint Energy, Inc.	6,694	136,625
Questar Corp.	6,560	156,522
UGI Corp.	5,503	179,343
		472,490
Total Utilities (Cost $630,932)		784,249
Total Domestic Common Stocks
(Cost $6,263,808)		7,650,650

Foreign Common Stocks — 6.4%

Bermuda — 3.3%
Diversified Financial Services — 1.6%
Invesco Ltd.	3,897	154,672
Oil & Gas — 1.7%
Nabors Industries Ltd.	11,348	154,900
Total Bermuda (Cost $228,894)		309,572

Canada — 3.1%
Apparel — 1.8%
Gildan Activewear, Inc., Class A	5,958	175,880
Oil & Gas — 1.3%
Ultra Petroleum Corp. (a)(b)	7,770	121,445
Total Canada (Cost $293,959)		297,325
Total Foreign Common Stocks
(Cost $522,853)		606,897

Real Estate Investment Trusts — 9.8%
Brixmor Property Group, Inc.	7,926	210,435
Camden Property Trust	2,239	174,933
Corporate Office Properties Trust (b)	6,275	184,360
DDR Corp. (b)	8,283	154,230
Mid-America Apartment Communities, Inc.	2,545	196,652
		920,610
Total Real Estate Investment Trusts
(Cost $819,217)		920,610

Investments Purchased with Proceeds from Securities Lending — 24.6%

Money Market Funds — 24.6%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.22% (c)(d)	2,322,515	2,322,515
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,322,515)		2,322,515
Total Investments
(Cost $9,928,393) — 121.9%		11,500,672
Liabilities in Excess of Other Assets, Net (21.9)%		(2,066,371)
Total Net Assets — 100.0%		$9,434,301

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 78.5%

Basic Materials — 3.3%
Forest Products & Paper — 2.0%
Mercer International, Inc. (a)	19,600	$301,056
Resolute Forest Products, Inc. (a)(b)	25,200	434,700
		735,756
Iron & Steel — 0.9%
United States Steel Corp. (b)	14,600	356,240
Mining — 0.4%
Century Aluminum Co. (a)	9,900	136,620
Total Basic Materials (Cost $1,278,175)		1,228,616

Communications — 6.8%
Internet — 2.6%
Blue Nile, Inc. (a)(b)	5,900	187,856
Dice Holdings, Inc. (a)	27,200	242,624
Stamps.com Inc. (a)	3,200	215,328
United Online, Inc. (a)	20,600	328,158
		973,966
Media — 1.6%
Cablevision Systems Corp.	14,100	258,030
Scholastic Corp. (b)	8,300	339,802
		597,832
Telecommunications — 2.6%
Fairpoint Communications, Inc. (a)	7,000	123,200
General Communication, Inc. (a)	2,700	42,552
Inteliquent, Inc.	9,990	157,243
NeuStar, Inc. Class A (a)(b)	12,000	295,440
Polycom, Inc. (a)	28,000	375,200
		993,635
Total Communications (Cost $2,180,289)		2,565,433

Consumer, Cyclical — 15.1%
Airlines — 2.9%
Alaska Air Group, Inc.	7,700	509,586
Hawaiian Holdings, Inc. (a)	9,700	213,642
JetBlue Airways Corp. (a)(b)	18,700	359,975
		1,083,203
Apparel — 0.4%
Skechers U.S.A., Inc. Class A (a)	1,900	136,629
Auto Manufacturers — 1.0%
Wabash National Corp. (a)(b)	26,100	368,010
Auto Parts & Equipment — 6.3%
American Axle & Manufacturing Holdings Inc. (a)	20,100	519,183
Cooper Tire & Rubber Co.	12,500	535,500
Dana Holding Corp.	7,300	154,468
Lear Corp.	4,500	498,690
Meritor, Inc. (a)	31,900	402,259
Tower International, Inc. (a)	10,300	273,980
		2,384,080
Entertainment — 2.0%
Isle of Capri Casinos, Inc. (a)	5,600	78,680
Marriott Vacations Worldwide Corp.	2,700	218,835
Penn National Gaming, Inc. (a)	28,630	448,346
		745,861
Home Builders — 0.2%
NVR, Inc. (a)	60	79,720
Home Furnishings — 0.7%
Select Comfort Corp. (a)	7,700	265,419

Leisure Time — 0.2%
Nautilus, Inc. (a)	6,000	91,620
Retail — 1.4%
American Eagle Outfitters, Inc. (b)	4,100	70,028
Asbury Automotive Group, Inc. (a)	1,400	116,340
Bravo Brio Restaurant Group Inc. (a)	5,900	86,671
Express, Inc. (a)	5,900	97,527
Group 1 Automotive, Inc.	1,800	155,394
		525,960
Total Consumer, Cyclical (Cost $4,645,915)		5,680,502

Consumer, Non-cyclical — 20.5%
Biotechnology — 4.3%
Cambrex Corp. (a)	9,300	368,559
Myriad Genetics, Inc. (a)(b)	8,400	297,360
PDL BioPharma, Inc. (b)	62,800	441,798
United Therapeutics Corp. (a)(b)	3,000	517,305
		1,625,022
Commercial Services — 7.0%
Avis Budget Group, Inc. (a)	6,500	383,597
Chemed Corp.	2,000	238,800
Cross Country Healthcare, Inc. (a)	18,300	217,038
Global Cash Access Holdings, Inc. (a)	42,200	321,564
Great Lakes Dredge & Dock Co. (a)	24,600	147,846
Medifast, Inc. (a)	6,600	197,802
Monster Worldwide, Inc. (a)	25,500	161,670
Net 1 UEPS Technologies, Inc. (a)	30,100	411,768
Nutrisystem, Inc.	6,600	131,868
PAREXEL International Corp. (a)	3,000	206,970
Providence Services Corp. (a)(b)	3,900	207,168
		2,626,091
Food — 2.4%
Ingles Markets, Inc. Class A	9,000	445,320
Sanderson Farms, Inc. (b)	2,600	207,090
SUPERVALU Inc. (a)	22,000	255,860
		908,270
Healthcare-Services — 3.3%
Amedisys, Inc. (a)	7,400	198,172
Bio-Reference Laboratories, Inc. (a)(b)	10,500	370,020
Centene Corp. (a)	3,200	226,208
Health Net, Inc. (a)	7,700	465,773
		1,260,173
Pharmaceuticals — 3.5%
Enanta Pharmaceuticals, Inc. (a)	2,500	76,550
Omnicare, Inc. (b)	6,500	500,890
Pharmacyclics, Inc. (a)	900	230,355
Quintiles Transnational Holdings, Inc. (a)	1,000	66,970
SciClone Pharmaceuticals, Inc. (a)	51,400	455,404
		1,330,169
Total Consumer, Non-cyclical (Cost $6,318,240)		7,749,725

Energy — 2.7%
Oil & Gas — 2.3%
Atwood Oceanics, Inc.	3,100	87,141
CVR Energy, Inc.	4,200	178,752
Parker Drilling Co. (a)	37,800	131,922
PBF Energy Inc. Class A	7,000	237,440
Rosetta Resources, Inc. (a)	13,700	233,174
		868,429
Oil & Gas Services — 0.4%
Newpark Resources, Inc. (a)	5,300	48,283
Pioneer Energy Services Corp. (a)	18,500	100,270
		148,553
Total Energy (Cost $1,313,778)		1,016,982

Financial — 10.4%
Banks — 1.2%
Banner Corp.	4,300	197,370
Customers Bancorp, Inc. (a)	1,860	45,310
State Bank Financial Corp.	740	15,540
United Community Banks, Inc.	9,300	175,584
		433,804

Diversified Financial Services — 2.4%
CBOE Holdings, Inc. (b)	6,900	396,094
Gain Capital Holdings, Inc. (b)	1,610	15,730
Outerwall, Inc. (b)	6,200	409,944
World Acceptance Corp. (a)(b)	1,400	102,088
		923,856
Insurance — 4.4%
Assurant, Inc.	6,820	418,816
HCI Group, Inc. (b)	9,800	449,526
Reinsurance Group of America, Inc. Class A (b)	5,840	544,230
Universal Insurance Holdings, Inc.	9,800	250,782
		1,663,354
Real Estate — 2.4%
Jones Lang LaSalle, Inc.	3,000	511,200
Marcus & Millichap, Inc. (a)	10,200	382,296
		893,496
Total Financial (Cost $3,502,897)		3,914,510

Industrial — 11.5%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. (a)	9,300	485,553
Building Materials — 1.4%
Boise Cascade Co. (a)	11,100	415,806
Nortek, Inc. (a)	1,100	97,075
		512,881
Electrical Components & Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	3,900	100,074
Electronics — 2.2%
Jabil Circuit, Inc. (b)	21,300	497,994
Sanmina Corp. (a)	3,500	84,665
Zagg Inc. (a)	27,200	235,824
		818,483
Engineering & Construction — 3.9%
Argan, Inc.	8,400	303,828
Comfort Systems U.S.A., Inc.	5,900	124,136
EMCOR Group, Inc.	10,400	483,288
KBR, Inc.	12,500	181,000
MYR Group Inc. (a)	12,800	401,152
		1,493,404
Miscellaneous Manufacturing — 0.7%
Blount International, Inc. (a)	20,700	266,616
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	3,490	489,123
Transportation — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,300	55,926
CAI International, Inc. (a)	3,000	73,710
Tidewater Inc. (b)	3,000	57,420
		187,056
Total Industrial (Cost $3,742,349)		4,353,190

Technology — 5.0%
Computers — 1.1%
Insight Enterprises, Inc. (a)	4,600	131,192
Lexmark International, Inc.	6,800	287,912
		419,104
Semiconductors — 0.9%
Kulicke & Soffa Industries, Inc. (a)	6,100	95,343
Mattson Technology, Inc. (a)	30,200	118,988
QLogic Corp. (a)	8,200	120,868
		335,199
Software — 3.0%
Constant Contact, Inc. (a)	3,000	114,630
Merge Healthcare Inc. (a)	27,700	123,819
Progress Software Corp. (a)	18,600	505,362
Take-Two Interactive Software, Inc. (a)(b)	15,800	402,189
		1,146,000
Total Technology (Cost $1,759,126)		1,900,303

Utilities — 3.2%
Electric — 1.3%
Portland General Electric Co.	13,300	493,297
Gas — 1.9%
UGI Corp.	14,300	466,037
Vectren Corp.	5,800	256,012
		722,049
Total Utilities (Cost $1,118,765)		1,215,346

Total Domestic Common Stocks
(Cost $25,859,534)		29,624,607

Foreign Common Stocks — 13.5%

Bermuda — 8.0%
Diversified Financial Services — 0.2%
Aircastle Ltd.	3,600	80,856
Insurance — 6.4%
Aspen Insurance Holdings Ltd.	11,100	524,253
Axis Capital Holdings Ltd.	8,900	459,062
Everest Re Group Ltd.	2,740	476,760
PartnerRe Ltd.	4,050	463,036
Validus Holdings Ltd.	12,000	505,200
		2,428,311
Oil & Gas — 0.3%
Nabors Industries Ltd.	8,400	114,660
Oil & Gas Services — 0.3%
C&J Energy Services Ltd. (a)(b)	10,500	116,865
Semiconductors — 0.8%
ChipMOS TECHNOLOGIES Ltd.	11,500	283,590
Total Bermuda (Cost $2,640,019)		3,024,282

Canada — 2.2%
Commercial Services — 1.0%
FirstService Corp.	5,900	381,848
Mining — 1.2%
Dominion Diamond Corp. (a)	18,500	316,165
Thompson Creek Metals Co., Inc. (a)	93,800	123,816
		439,981
Total Canada (Cost $736,995)		821,829

Israel — 1.0%
Electronics — 1.0%
Orbotech, Ltd. (a)	23,300	373,499
Total Israel (Cost $384,954)		373,499

Netherlands — 1.3%
Software — 1.3%
AVG Technologies NV (a)	23,100	500,115
Total Netherlands (Cost $397,561)		500,115

Singapore — 1.0%
Electronics — 1.0%
Flextronics International Ltd. (a)	30,700	389,123
Total Singapore (Cost $256,806)		389,123
Total Foreign Common Stocks
(Cost $4,416,335)		5,108,848

Real Estate Investment Trusts — 6.0%

CoreSite Realty Corp.	6,300	306,684
Hospitality Properties Trust	15,000	494,850
Ryman Hospitality Properties	7,700	469,007
Summit Hotel Properties, Inc.	37,900	533,253
Sunstone Hotel Investors, Inc.	28,600	476,762
		2,280,556
Total Real Estate Investment Trusts
(Cost $2,030,680)		2,280,556

Investments Purchased with Proceeds from Securities Lending — 18.5%

Money Market Funds — 18.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.22% (c)(d)	7,004,896	7,004,896
Total Investments Purchased with Proceeds from Securities Lending
(Cost $7,004,896)		7,004,896
Total Investments
(Cost $39,311,445) — 116.5%		44,018,907
Liabilities in Excess of Other Assets, Net (16.5)%		(6,245,732)
Total Net Assets — 100.0%		$37,773,175

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 75.7%

Basic Materials — 1.3%
Chemicals — 1.3%
Monsanto Co.	18,870	$2,123,630
Total Basic Materials (Cost $2,098,938)		2,123,630

Communications — 10.9%
Internet — 6.8%
Amazon.com, Inc. (a)	7,735	2,878,193
Facebook, Inc. Class A (a)	35,320	2,903,834
Google, Inc. Class A (a)	1,635	906,935
Google, Inc. Class C (a)(b)	1,515	830,220
LinkedIn Corp. Class A (a)(b)	4,820	1,204,325
Netflix Inc. (a)	5,855	2,439,720
		11,163,227
Media — 3.3%
CBS Corp. Class B	40,325	2,444,905
Time Warner, Inc.	33,830	2,856,605
		5,301,510
Telecommunications — 0.8%
Palo Alto Networks, Inc. (a)	9,195	1,343,206
Total Communications (Cost $16,970,616)		17,807,943

Consumer, Cyclical — 9.9%
Airlines — 4.8%
American Airlines Group, Inc.	78,289	4,132,093
AMR Corp. Escrow (a)^*	211,235	439,369
Delta Air Lines, Inc.	72,103	3,241,751
		7,813,213
Apparel — 2.1%
NIKE, Inc. Class B	34,528	3,464,194
Distribution & Wholesale — 1.1%
HD Supply Holdings, Inc. (a)	55,880	1,740,941
Home Furnishings — 1.2%
Harman International Industries, Inc.	15,440	2,063,247
Retail — 0.7%
L Brands, Inc.	11,965	1,128,180
Total Consumer, Cyclical (Cost $13,160,022)		16,209,775

Consumer, Non-cyclical — 31.9%
Biotechnology — 15.9%
Alexion Pharmaceuticals, Inc. (a)	4,630	802,379
Amgen, Inc.	39,929	6,382,651
Biogen Idec, Inc. (a)	15,634	6,601,300
Celgene Corp. (a)(b)	19,990	2,304,447
Gilead Sciences, Inc. (a)	32,813	3,219,940
Illumina, Inc. (a)	11,945	2,217,470
Puma Biotechnology, Inc. (a)(b)	2,935	692,983
Regeneron Pharmaceuticals, Inc. (a)(b)	4,991	2,253,337
Vertex Pharmaceuticals, Inc. (a)	12,278	1,448,436
		25,922,943
Commercial Services — 2.0%
Mastercard, Inc. Class A (b)	36,880	3,186,063
Food — 1.0%
Tyson Foods, Inc. Class A (b)	43,375	1,661,262
Healthcare-Services — 2.8%
Aetna, Inc.	19,386	2,065,191
HCA Holdings, Inc. (a)	34,087	2,564,365
		4,629,556
Pharmaceuticals — 10.2%
Abbott Laboratories	44,445	2,059,137

AbbVie, Inc.	35,400	2,072,316
Bristol-Myers Squibb Co.	34,795	2,244,277
Eli Lilly & Company	69,796	5,070,679
Mead Johnson Nutrition Co.	35,345	3,553,233
Receptos, Inc. (a)	9,995	1,648,076
		16,647,718
Total Consumer, Non-cyclical (Cost $45,538,099)		52,047,542

Energy — 1.8%
Oil & Gas — 1.8%
Anadarko Petroleum Corp.	17,646	1,461,265
EOG Resources, Inc.	4,695	430,485
Newfield Exploration Co. (a)	31,135	1,092,527
		2,984,277
Total Energy (Cost $2,762,564)		2,984,277

Financial — 8.1%
Banks — 3.1%
The Goldman Sachs Group, Inc.	15,625	2,937,031
Morgan Stanley	57,155	2,039,862
		4,976,893
Diversified Financial Services — 3.5%
The Charles Schwab Corp.	67,270	2,047,699
Visa, Inc. Class A (b)	55,660	3,640,721
		5,688,420
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	44,083	2,472,615
Total Financial (Cost $11,764,154)		13,137,928

Industrial — 3.5%
Electronics — 1.2%
Honeywell International, Inc.	19,765	2,061,687
Transportation — 2.3%
FedEx Corp.	22,335	3,695,326
Total Industrial (Cost $5,275,404)		5,757,013

Technology — 8.3%
Computers — 2.1%
Apple Inc.	27,120	3,374,542
Semiconductors — 1.8%
Micron Technology, Inc. (a)(b)	18,500	501,905
Texas Instruments Inc.	42,795	2,447,232
		2,949,137
Software — 4.4%
Adobe Systems Inc. (a)	50,659	3,745,726
Intuit Inc.	23,655	2,293,589
Tableau Software, Inc. Class A (a)(b)	13,525	1,251,333
		7,290,648
Total Technology (Cost $12,464,649)		13,614,327
Total Domestic Common Stocks
(Cost $110,034,446)		123,682,435

Foreign Common Stocks — 18.0%

Belgium — 1.5%
Beverages — 1.5%
Anheuser-Busch InBev NV - ADR	20,050	2,444,295
Total Belgium (Cost $2,224,772)		2,444,295

Canada — 1.1%
Pharmaceuticals — 1.1%
Valeant Pharmaceuticals International, Inc. (a)(b)	9,090	1,805,456
Total Canada (Cost $1,851,349)		1,805,456

France — 0.8%
Pharmaceuticals — 0.8%
Sanofi - ADR	25,240	1,247,866
Total France (Cost $1,264,563)		1,247,866

India — 1.3%
Banks — 1.3%
HDFC Bank Ltd. - ADR	35,120	2,068,217
Total India (Cost $1,903,281)		2,068,217

Ireland — 3.0%
Pharmaceuticals — 3.0%
Actavis PLC (a)(b)	9,501	2,827,688
Jazz Pharmaceuticals PLC (a)(b)	11,760	2,032,010
		4,859,698
Total Ireland (Cost $4,214,113)		4,859,698

Netherlands — 1.7%
Semiconductors — 1.7%
NXP Semiconductor NV (a)	28,167	2,826,840
Total Netherlands (Cost $1,757,389)		2,826,840

Switzerland — 7.6%
Insurance — 1.5%
ACE Ltd. (b)	22,042	2,457,463
Pharmaceuticals — 6.1%
Novartis AG - ADR (b)	38,250	3,771,832
Roche Holdings Ltd. - ADR	179,880	6,184,274
		9,956,106
Total Switzerland (Cost $11,620,871)		12,413,569

United Kingdom — 1.0%
Pharmaceuticals — 1.0%
AstraZeneca PLC - SP-ADR	23,870	1,633,424
Total United Kingdom (Cost $1,687,377)		1,633,424
Total Foreign Common Stocks
(Cost $26,523,715)		29,299,365

Investments Purchased with Proceeds from Securities Lending — 11.4%

Money Market Funds — 11.4%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.22% (c)(d)	18,581,214	18,581,214
Total Investments Purchased with Proceeds from Securities Lending
(Cost $18,581,214)		18,581,214
Total Investments
(Cost $155,139,375) — 105.1%		171,563,014
Liabilities in Excess of Other Assets, Net (5.1)%		(8,250,986)
Total Net Assets — 100.0%		$163,312,028

ADR	- American Depositary Receipt
SP-ADR	- Sponsored American Depositary Reciept
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $439,369, representing
0.3% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $439,369, representing 0.3% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2015 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	108,565,308	5,175,229	(9,200,966)	(4,025,737)
Global Tactical Allocation	8,501,928	1,212,776	(81,107)	1,131,669
Mid-Cap Value	9,928,393	1,902,634	(330,355)	1,572,279
Small-Cap Value	39,311,445	5,782,697	(1,075,235)	4,707,462
Strategic Growth	155,139,375	18,211,492	(1,787,853)	16,423,639

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund's assets and liabilities:

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$56,518,502	$1,019,550	$2,609,383	$60,147,435
Foreign Common Stocks	12,877,013	-	0	12,877,013
Preferred Stocks	265,163	-	926,958	1,192,121
Real Estate Investment Trusts	3,198,618	-	-	3,198,618
Rights	-	-	0	0
Structured Notes	-	3,129,752	1,834,470	4,964,222
Asset Backed Securities	-	372,724	-	372,724
Convertible Bonds	-	1,767,435	134,677	1,902,112
Corporate Bonds	-	7,051,766	823,890	7,875,656
Mortgage Backed Securities	-	470,906	-	470,906
Municipal Bonds	-	741,959	-	741,959
Commercial Paper	-	443,600	-	443,600
Term Loan	-	-	511,054	511,054
Escrow Notes	-	-	0	0
Purchased Options	124,915	422,730	-	547,645
Investments Purchased with Proceeds from Securities Lending	9,294,506	-	-	9,294,506
Total Investments in Securities	$82,278,717	$15,420,422	$6,840,432	$104,539,571
Common Stocks sold short	$(1,532,714)	$-	$-	$(1,532,714)
Real Estate Investment Trusts sold short	(514,170)	-	-	(514,170)
Written Options	(265,885)	(106,570)	(18,000)	(390,455)
Total Investments in Securities sold short	$(2,312,769)	$(106,570)	$(18,000)	$(2,437,339)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,021,934	$-	$15,808	$8,037,742
Exchange-Traded Funds	386,282	-	-	386,282
Investments Purchased with Proceeds from Securities Lending	1,209,573	-	-	1,209,573
Total Investments in Securities	$9,617,789	$-	$15,808	$9,633,597

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$7,650,650	$-	$-	$7,650,650
Foreign Common Stocks	606,897	-	-	606,897
Real Estate Investment Trusts	920,610	-	-	920,610
Investments Purchased with Proceeds from Securities Lending	2,322,515	-	-	2,322,515
Total Investments in Securities	$11,500,672	$-	$-	$11,500,672

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$29,624,607	$-	$-	$29,624,607
Foreign Common Stocks	5,108,848	-	-	5,108,848
Real Estate Investment Trusts	2,280,556	-	-	2,280,556
Investments Purchased with Proceeds from Securities Lending	7,004,896	-	-	7,004,896
Total Investments in Securities	$44,018,907	$-	$-	$44,018,907

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$123,243,066	$-	$439,369	$123,682,435
Foreign Common Stocks	29,299,365	-	-	29,299,365
Investments Purchased with Proceeds from Securities Lending	18,581,214	-	-	18,581,214
Total Investments in Securities	$171,123,645	$-	$439,369	$171,563,014

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Common Stocks	$995,046	$1,704,329	$-	$-	$(89,992)	$-	$0	$-	$2,609,383
Preferred Stocks	1,053,000	-	-	-	(220,000)	-	93,958	-	926,958
Rights	0	-	-	-	-	-	-	-	0
Structured Notes	4,061,003	1,732,500	(4,693,339)	479,288	255,018	-	-	-	1,834,470
Convertible Bonds	100,000	-	-	-	-	-	34,677	-	134,677
Corporate Bonds	630,000	640,750	-	-	(645,404)	-	198,544	-	823,890
Term Loan	511,054	-	-	-	-	-	-	-	511,054
Escrow Notes	0	-	-	-	-	-	-	-	0
	$7,350,103	$4,077,579	$(4,693,339)	$479,288	$(700,378)	$-	$327,179	$-	$6,840,432
Written Options	$(496,854)	$(30,599)	$474,561	$28,839	$6,053	$-	$-	$-	$(18,000)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2015									$(840,827)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Common Stocks	$13,148	$-	$-	$-	$2,660	$-	$-	$-	$15,808
	$13,148	$-	$-	$-	$2,660	$-	$-	$-	$15,808
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2015									$2,660

QUAKER STRATEGIC GROWTH FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Common Stocks	$365,437	$-	$-	$-	$73,932	$-	$-	$-	$439,369
	$365,437	$-	$-	$-	$73,932	$-	$-	$-	$439,369
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2015									$73,932

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of March 31, 2015, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$1,018,000		Due to a decrease of market activity.
Transfers out of Level 1 into Level 3	$93,958		Due to a decrease of market activity.
Transfers out of Level 2 into Level 3	$233,220		Due to a decrease of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2015:

QUAKER EVENT ARBITRAGE FUND
	Fair Value at March 31, 2015	Valuation Technique	Unobservable Input
Common Stocks	$0	Qualitative assessment	Uncertainty of any additional future payout
Common Stocks	513,779	Qualitative assessment	Prior transaction cost
Common Stocks	2,095,604	Qualitative assessment	Last traded price
Common Stocks	0	Qualitative assessment	Future payout implied on last traded price and payments to date
Common Stocks	0	Qualitative assessment	Last traded price of pre-conversion bond adjusted to post-reorg. equity
Preferred Stocks	706,958	Qualitative assessment	Last traded price
Preferred Stocks	220,000	Qualitative assessment	Single broker quote
Rights	0	Qualitative assessment	Uncertainty of any additional future payout
Structured Notes	1,834,470	Qualitative assessment	Single broker quote
Convertible Bonds	34,677	Qualitative assessment	Single broker quote
Convertible Bonds	100,000	Qualitative assessment	Principal after changes in indenture
Corporate Bonds	0	Qualitative assessment	Uncertainty of any additional future payout
Corporate Bonds	767,809	Qualitative assessment	Single broker quote
Corporate Bonds	40,346	Qualitative assessment	Prior transaction cost
Corporate Bonds	15,735	Qualitative assessment	Last traded price
Term Loan	511,054	Qualitative assessment	Prior transaction cost
Escrow Notes	0	Qualitative assessment	Uncertainty of any additional future payout
Written Options	(18,000)	Options pricing model	Single broker quote

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at March 31, 2015	Valuation Technique	Unobservable Input
Domestic Common Stocks	$15,808	Qualitative assessment	Projected final distribution, discounted for lack of marketability

QUAKER STRATEGIC GROWTH FUND

	Fair Value at March 31, 2015	Valuation Technique	Unobservable Input
Domestic Common Stocks	$439,369	Qualitative assessment	Projected final distribution, discounted for lack of marketability

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2015 are as follows:

Quaker Event Arbitrage Fund
	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:

Purchased Option Contracts	Schedule of Investments	$547,645	N/A	$-
Written Option Contracts	N/A	-	Schedule of Written Option Contracts	390,455
Total		$547,645		$390,455

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                            Jeffry H. King, Sr.,
                                            Chief Executive Officer

Date  May 7, 2015

By (Signature and Title)  /s/ Laurie Keyes
                                            Laurie Keyes,
                                            Treasurer

Date  May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                            Jeffry H. King, Sr.,
                                            Chief Executive Officer

Date  May 7, 2015

By (Signature and Title)  /s/ Laurie Keyes
                                            Laurie Keyes,
                                            Treasurer

Date  May 7, 2015

* Print the name and title of each signing officer under his or her signature.